Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Capitalized Computer Software, Amortization	$ 89	$ 81	$ 48
Property, Plant and Equipment, Gross	1,623	1,301
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(586)	(427)
Property and equipment, net	$ 1,037	$ 874
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation
Depreciation	$ 124	$ 138	$ 40
Capitalized Computer Software, Net	171	141
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 474	$ 377
Computer Software, Intangible Asset [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Computer Software, Intangible Asset [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Capital Leases, Balance Sheet, Assets by Major Class, Net
Property, Plant and Equipment, Gross	$ 410	$ 247
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 138	138
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	188	150
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 216	202
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	17 years
Equipment Corporate Aircraft And Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 197	$ 187
Equipment Corporate Aircraft And Office Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Equipment Corporate Aircraft And Office Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years